RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) ¥ in Thousands, $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Feishang Enterprise	[1],[2]			$ 858	¥ 6,078	¥ 495
Anka Capital Limited	[3],[4]			423	2,991	2,913
Payable to related companies				1,281	9,069	3,408
Feishang Group	[1],[5]			1,010	7,153	7,153
Feishang Group	[1],[5]			11,093	78,520
Payable to the share holder				12,103	85,673	7,153
Anka	[1]			51	360	1,022
Lease liabilities to related parties		$ 52	¥ 376	51	360	1,022
Payable to related companies		856		1,281		3,408	¥ 6,221	¥ 9,069
Payable to the Shareholder		10,639		$ 12,103		¥ 7,153	77,317	85,673
Feishang Enterprise [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies	[6]	856					6,221	6,078
Anka Capital Limited [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities to related parties		52	¥ 376		¥ 360
Payable to related companies	[7]							2,991
Feishang Group [Member]
IfrsStatementLineItems [Line Items]
Payable to the Shareholder	[8]	984					7,153	7,153
Feishang Group One [Member]
IfrsStatementLineItems [Line Items]
Payable to the Shareholder		$ 9,655					¥ 70,164	¥ 78,520

[1]	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[2]	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[3]	Anka Capital and Anka are each jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.
[4]	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[5]	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[6]	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[7]	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[8]	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.